Affiliated companies and other equity-method investees - Summary of financial information for significant affiliated companies and other equity-method investees (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018		Mar. 31, 2017
Subsidiary or Equity Method Investee [Line Items]
Total assets	¥ 40,969,439	¥ 40,343,947
Total liabilities	38,288,646	37,544,123
Net revenues	1,835,118	1,972,158		¥ 1,715,516
Non-interest expenses	1,154,471	1,168,811		1,080,402
Net income attributable to the companies	(100,442)	219,343		239,617
Significant affiliated companies [Member]
Subsidiary or Equity Method Investee [Line Items]
Total assets	2,535,825	2,516,611	[1]
Total liabilities	1,538,231	1,529,433	[1]
Net revenues	963,824	949,055	[2]	873,423
Non-interest expenses	794,264	768,419	[2]	694,089
Net income attributable to the companies	¥ 122,440	¥ 122,623	[2]	¥ 122,123

[1]	JAFCO's assets and liabilities are not included because it was not an affiliated company of Nomura as of March 31, 2018.
[2]	For JAFCO, financial information while it was an affiliated company of Nomura is included.